Earnings Per Share - Antidilutive Securities (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Anti-dilutive securities	0	0	0